Trade and other receivables - Disclosure of Detailed Information about Trade and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	SFr 521	SFr 23,710
Value added tax	250	1,770
Withholding tax	173	24
Other receivables	75	146
Trade and other receivables	SFr 1,019	SFr 25,650